TAXES ON INCOME (Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	[1]	$ 2,367	$ (992)	$ (2,182)
Foreign		2,247	(337)	3,807
Income (loss) before income taxes		$ 4,614	$ (1,329)	$ 1,625

[1]	Domestic refers to Canada for 2024 and to Israel for 2023 and 2022.